UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)		Class A common stock	Class B common stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 24, 2020
Balance, shares at Jun. 24, 2020
Issuance of Class B common stock to Sponsor	[1]		$ 302	24,698		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		3,018,750
Net loss					(1,500)	(1,500)
Balance at Jun. 30, 2020			$ 302	24,698	(1,500)	23,500
Balance, shares at Jun. 30, 2020			3,018,750
Balance at Jun. 24, 2020
Balance, shares at Jun. 24, 2020
Balance at Sep. 30, 2020		$ 126	$ 302	5,500,488	(500,911)	5,000,005
Balance, shares at Sep. 30, 2020		1,258,467	3,018,750
Balance at Jun. 30, 2020			$ 302	24,698	(1,500)	23,500
Balance, shares at Jun. 30, 2020			3,018,750
Sale of shares in initial public offering, gross		$ 1,208		120,748,792		120,750,000
Sale of shares in initial public offering, gross, shares		12,075,000
Offering costs				(7,108,754)		(7,108,754)
Sale of private placement shares to Sponsor in private placement		$ 44		4,414,956		4,415,000
Sale of private placement shares to Sponsor in private placement, shares		441,500
Common stock subject to possible redemption		$ (1,126)		(112,579,204)		(112,580,330)
Common stock subject to possible redemption, shares		(11,258,033)
Net loss					(499,411)	(499,411)
Balance at Sep. 30, 2020		$ 126	$ 302	$ 5,500,488	$ (500,911)	$ 5,000,005
Balance, shares at Sep. 30, 2020		1,258,467	3,018,750

[1]	This number includes up to 393,750 shares of Class B common stock subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.